      As filed with the Securities and Exchange Commission on May 17, 2004

                    Registration Nos. 033-35190 and 811-6114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                         Post-Effective Amendment No.32                   [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                         Amendment No. 30                                 [X]


                           AMERICAN PERFORMANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 762-7085
              (Registrant's Telephone Number, including Area Code)

                                 Walter B. Grimm
                                    President
                           American Performance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                          700 12th Street NW, Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)



[ ] On January 1, 2004 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On January 1, 2004 pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On August 1, 2004 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

                                  [FLAG LOGO]

                           AMERICAN PERFORMANCE FUNDS

                                         Prospectus
                                         August 1, 2004

                                         Institutional Tax-Free Money Market
                                         Fund

                         [Apple Bushel Artwork]

                                         THE SECURITIES AND EXCHANGE COMMISSION
                                         HAS NOT APPROVED OR DISAPPROVED OF
                                         THESE SECURITIES OR DETERMINED WHETHER
                                         THIS PROSPECTUS IS ACCURATE OR
                                         COMPLETE. ANY REPRESENTATION TO THE
                                         CONTRARY IS UNLAWFUL.

        [APPLE LOGO]

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into
different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.

If you would like more detailed
information about the Fund, please see
the Fund Summary.

TABLE OF CONTENTS

Introduction                                   1

FUND SUMMARY                                   2
    Institutional Tax-Free Money Market
      Fund                                     2

If you would like more information about the following topics, please see:

YOUR ACCOUNT                                   7
    Distribution/Service (12b-1) Fees          7
    Opening an Account                         7
    Buying Shares                              8
    Selling Shares                            10
    Exchanging Shares                         13
    Transaction Policies                      13
    Additional Investor Services              14
    Dividends and Capital Gains               14
    Taxes                                     15

INVESTMENT MANAGEMENT                         17

INVESTMENT PRACTICES AND RISKS                18

GLOSSARY OF INVESTMENT TERMS                  29

To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

August 1, 2004

    PROSPECTUS

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                           AMERICAN PERFORMANCE FUNDS

Introduction

                                The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                The Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

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                           AMERICAN PERFORMANCE FUNDS

Fund Summary
 MONEY MARKET FUNDS

                                Institutional Tax-Free Money Market Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY

                                As a fundamental policy, the Institutional
                                Tax-Free Money Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

[APPLE LOGO]

    PROSPECTUS
                                high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments

    PROSPECTUS

                                       4
FUND SUMMARY

                                eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

                                - TAX RISK -- Tax risk is the possibility that
                                  the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       5

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

    PROSPECTUS

                                       6
FUND SUMMARY

Institutional Tax-Free Money Market Fund (continued)
FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                0%
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                   0.15%*
Distribution/Service (12b-1) Fees          0.00%
Other Expenses                             0.18%**
TOTAL ANNUAL FUND OPERATING EXPENSES       0.33%
Fee Waiver and/or Expense Reimbursement    0.15%*
Net Annual Fund Operating Expenses         0.18%
------------------------------------------------
 * For the period through December 31, 2005, the
   Adviser has contractually agreed to waive
   fees and/or reimbuse expenses to limit Total
   Annual Fund Operating Expenses to 0.18%.
** Other expenses are based on estimated amounts
   for the current fiscal year.
---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $18            $58            $101           $230

ADDITIONAL INFORMATION

DIVIDENDS

Dividends are paid monthly.

INVESTMENT ADVISER

BOk Investment Advisers, Inc.

Tulsa, OK

INCEPTION DATE

August 1, 2004

SUITABLE FOR IRAS

MINIMUM INITIAL INVESTMENT

$1,000

AMERICAN PERFORMANCE FUND NUMBER

CUSIP NUMBER

TICKER SYMBOL

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

YOUR ACCOUNT

DISTRIBUTION/SERVICE (12b-1) FEES

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of the Fund.

                                OPENING AN ACCOUNT

                                1.Read this prospectus carefully.

                                2.Determine how much you want to invest. The
                                  minimum investment for the American
                                  Performance Funds is as follows:

                                  - INITIAL PURCHASE: $1,000 for the Fund

                                  - ADDITIONAL PURCHASES: $100 for the Fund.

                                  These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."

                                3.Complete the appropriate parts of the Account
                                  Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Fund at (800) 762-7085.

    PROSPECTUS

                                       8
YOUR ACCOUNT

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000),           amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the check or bank      -    Deliver the personal check or
     draft and your completed            bank draft and investment
     Account Registration Form to        slip attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730                     number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount(at least $1,000),            amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------

        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

       OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for         - Deliver your completed Account
  instructions on opening an        Registration Form to the Funds
  account by wire transfer.         at:
                                   c/o BISYS Fund Services
                                   Attn: T.A. Operations
                                   3435 Stelzer Rd.
                                   Columbus, OH 43219
                                  - To place an order by telephone
                                    call the Funds at (800) 762-7085
                                    for instructions on purchasing
                                    additional shares by wire
                                    transfer.
                                  - Your bank may charge a fee to
                                    wire funds.
------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in   - Establish the electronic
  the Automated Clearing House      purchase option on your Account
  and must be a U.S. bank.          Registration Form or call
                                    (800) 762-7085.
                                  - Call (800) 762-7085 to arrange
                                    an electronic purchase.
                                  - Your bank may charge a fee to
                                    electronically transfer funds.
------------------------------------------------------------------

    PROSPECTUS

                                       10
YOUR ACCOUNT

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio 43218-
                                              2730.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time,
                                              your payment will normally be wired to
- Sales of any amount.                        your bank on the next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.                      - If you call by 4 p.m. Eastern time,
                                              the NAV of your shares will normally
- Shareholders with accounts at a U.S.        be determined on the same day and you
  bank which participates in the Automated    will receive your proceeds within a
  Clearing House.                             week after your request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

    PROSPECTUS

                                       12
YOUR ACCOUNT

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once the Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at net asset value if your account balance in the Fund drops below $500. Before the Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Fund may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any American Performance Equity Fund or Bond Fund may be exchanged without payment of a sales charge for shares of any American Performance Fund. Exchanges of shares from any American Performance Money Market Fund or American Performance Institutional Money Market Fund to any American Performance Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

- The net asset value of the Fund generally is determined at 4:00 p.m. Eastern time on each business day. The Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following days in 2004: October 11 and November 11. In addition, the Fund reserves the right to consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early (In 2004: January 2, January 16, February 13, April 8, May 28, July 2, September 3, October 8, November 24, November 26, December 23 and December
  31), the Fund will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption and exchange orders must be received on those days by 2:00 p.m. Eastern time.

- The assets in the Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of the Fund is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent.

    PROSPECTUS

                                       14
YOUR ACCOUNT

When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Fund through automatic deductions from your bank account. The minimum investment amount is $50 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund declares dividends daily and pays income dividends monthly. The Fund distributes capital gains it has realized, if any, at least once a year. It is unlikely that the Fund will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

    PROSPECTUS

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Fund may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. The Fund will distribute any net investment income and net realized capital gains at least annually. Fund distributions, whether received in cash or reinvested in additional shares of the Fund, are generally subject to federal income tax as ordinary income in the hands of the Shareholder, even if the distributions represent income or gains the Fund earned before you invested in it. The Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is excludable from an investor's gross income for federal income tax purposes. Exempt-interest dividends are generally excludable from a Shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits.

    PROSPECTUS

                                       16
YOUR ACCOUNT

The Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your Shares. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

- Tax Consequences on Selling or Exchanging Shares. Although it is unlikely in a money market fund, you may realize a capital gain or loss when selling or exchanging Shares of the Fund. Such a transaction may be subject to federal, state and local income tax.

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Fund as ordinary income.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                BOk Investment Advisers, Inc. ("BOk Investment Advisers"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A., serves as the investment adviser to the Fund and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of its investment portfolios.

                                As of September 30, 2003 BOk Investment Advisers had approximately $2.3 billion in assets under management and Bank of Oklahoma, N.A. and its affiliates had approximately $8.5 billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment
Practices and Risks

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The "Fund Summary" section earlier in the prospectus provides a description of the Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by the Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.



INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
ASSET-BACKED                                    X            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
BANKERS' ACCEPTANCES:                           X            - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
------------------------------------------------------------------------------
BONDS:                       X                               - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
------------------------------------------------------------------------------
CERTIFICATES OF              X                               - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
------------------------------------------------------------------------------
COMMERCIAL PAPER:            X                               - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.

    PROSPECTUS

                                       20
INVESTMENT PRACTICES AND RISKS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
DERIVATIVES:                                    X            - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
------------------------------------------------------------------------------
ILLIQUID SECURITIES:                            X            - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.
------------------------------------------------------------------------------
INVESTMENT COMPANY           X                               - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies.

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
LOAN PARTICIPATION                              X            - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.
------------------------------------------------------------------------------
MONEY MARKET                 X                               - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
------------------------------------------------------------------------------
MORTGAGE-BACKED                                 X            - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.

    PROSPECTUS

                                       22
INVESTMENT PRACTICES AND RISKS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MUNICIPAL SECURITIES:        X                               - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.
------------------------------------------------------------------------------
REPURCHASE                   X                               - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
------------------------------------------------------------------------------
REVERSE REPURCHASE                              X            - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
------------------------------------------------------------------------------
RESTRICTED                                      X            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
SECURITIES LENDING:                             X            - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
------------------------------------------------------------------------------
TIME DEPOSITS:               X                               - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
------------------------------------------------------------------------------
TREASURY RECEIPTS:           X                               - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
------------------------------------------------------------------------------
U.S. GOVERNMENT                                 X            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
------------------------------------------------------------------------------
U.S. TREASURY                X                               - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.

    PROSPECTUS

                                       24
INVESTMENT PRACTICES AND RISKS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
VARIABLE AND FLOATING        X                               - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
------------------------------------------------------------------------------
WHEN-ISSUED                                     X            - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
------------------------------------------------------------------------------
ZERO-COUPON DEBT                                X            - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity.
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       25
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values.

    PROSPECTUS

                                       26
INVESTMENT PRACTICES AND RISKS

Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

    PROSPECTUS

- Municipal Risk
  Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

    PROSPECTUS

                                       28
INVESTMENT PRACTICES AND RISKS

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

    PROSPECTUS

                                       30


                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                         [FLAG LOGO]

                           AMERICAN PERFORMANCE FUNDS

More Information
                                More information about the Fund is available without charge through the following:

                                STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                More detailed information about the Fund is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



                                TO OBTAIN THE SAI, OR MORE INFORMATION:



                                By Telephone:
                                Call 1-800-762-7085

                                By Mail:
                                American Performance Funds
                                3435 Stelzer Road
                                Columbus, Ohio 43219-3035

                                By Internet:
                                http://www.apfunds.com

                                From the SEC:
                                You can also obtain the SAI, Proxy Voting
                                Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
                                Securities and Exchange Commission, Public
                                Reference Section, 450 5th Street, N.W.,
                                Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                American Performance Funds' Investment Company Act registration number is 811-6114.
Investment Adviser
BOk Investment
Advisers, Inc.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

Distributor &
Administrator
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

Legal Counsel
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

          AMERICAN PERFORMANCE INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                 AUGUST 1, 2004

    This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for the American Performance Institutional Tax-Free Money Market Fund ("Fund") dated August 1, 2004. This Statement of Additional Information is incorporated in its entirety into that Prospectus. A copy of the Prospectus for may be obtained by writing to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS...............................................................
INVESTMENT OBJECTIVE AND POLICIES.......................................
ADDITIONAL INFORMATION ON THE FUND......................................
ADDITIONAL INFORMATION ON FUND INSTRUMENTS..............................
         Asset-Backed Securities........................................
         Bank Obligations...............................................
         Calls..........................................................
         Foreign Investments............................................
         Futures Contracts..............................................
         Investment Company Securities..................................
         Loan Participation.............................................
         Mortgage-Related Securities....................................
         Municipal Securities...........................................
         Options........................................................
         Private Placement Investments..................................
         Puts...........................................................
         Repurchase Agreements..........................................
         Reverse Repurchase Agreements..................................
         Securities Lending.............................................
         U.S. Government Obligations....................................
VARIABLE AMOUNT AND FLOATING RATE NOTES.................................
         When-Issued Securities.........................................
         Zero Coupon Obligations........................................
TEMPORARY DEFENSIVE POSITIONS...........................................
INVESTMENT RESTRICTIONS.................................................
PORTFOLIO TURNOVER......................................................
ADDITIONAL TAX INFORMATION CONCERNING THE FUND..........................
         Taxation of the Fund...........................................
         Distributions..................................................
         Exempt-Interest Dividends......................................
         Selling Shares.................................................
         Hedging Transactions...........................................
         Backup Withholding.............................................
VALUATION...............................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS...........................
         Trustees and Officers..........................................
         CODE OF ETHICS.................................................
         PROXY VOTING POLICIES AND PROCEDURES...........................
         INVESTMENT ADVISER.............................................
         DISTRIBUTION...................................................
         GLASS-STEAGALL ACT.............................................
         PORTFOLIO TRANSACTIONS.........................................
         Allocation of Initial Public Offerings.........................
         ADMINISTRATOR..................................................
         Sub-Administrator..............................................
         DISTRIBUTOR....................................................
         CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT..................
         AUDITORS.......................................................
         LEGAL COUNSEL..................................................
ADDITIONAL INFORMATION..................................................
         DESCRIPTION OF SHARES..........................................
         SHAREHOLDER AND TRUSTEE LIABILITY..............................
         MISCELLANEOUS..................................................
APPENDIX................................................................
         SHORT-TERM DEBT RATINGS........................................

                                    THE FUND

    The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of thirteen series of units of beneficial interest ("Shares"), representing interests in the following portfolios:

    American Performance Institutional U.S. Treasury Fund (the "Institutional U.S. Treasury Fund"), American Performance Institutional Cash Management Fund (the "Institutional Cash Management Fund"), American Performance Institutional Tax-Free Money Market Fund, ("Institutional Tax-Free Money Market Fund") American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), American Performance Cash Management Fund (the "Cash Management Fund"), American Performance Bond Fund (the "Bond Fund"), American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), American Performance Short-Term Income Fund (the "Short-Term Income Fund"), American Performance Equity Fund (the "Equity Fund"), American Performance Balanced Fund (the "Balanced Fund"), American Performance Growth Equity Fund (the "Growth Equity Fund"), American Performance Small Cap Equity Fund ("Small Cap Equity Fund")

    This Statement of Additional Information ("SAI") relates to the Institutional Tax-Free Money Market Fund ("Fund") only. There is a separate SAI dated January 1, 2004 for the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund. There also is a separate SAI dated January 1, 2004 for the remaining ten Funds listed above. The information contained in this document expands upon subjects discussed in the Prospectus for the Fund. An investment in the Fund should not be made without first reading the Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

    The following policies supplement the Fund's investment objective and policies as set forth in the Fund's Prospectus.

                       ADDITIONAL INFORMATION ON THE FUND

    Under normal circumstances, at least 80% of the assets of the Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Short-Term Municipal Securities"). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

    All securities or instruments in which the Fund invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which the Fund invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in the Fund will not exceed 90 days. Obligations purchased by the Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

    The Fund will invest only in issuers or instruments that at the time of purchase (1) have received one of the two highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" or "A-2" by Standard & Poor's Corporation ("S&P") and "Prime-1" or "Prime-2" by Moody's Investors Service, Inc. ("Moody's")); or (2) are single rated and have received one of the two highest short-term rating by a NRSRO; or
(3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

    Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the BOk Investment Advisers, Inc. (BOk Investment Advisers" or "Adviser") deems the credit risk with respect thereto to be minimal.

                   ADDITIONAL INFORMATION ON FUND INSTRUMENTS

    ASSET-BACKED SECURITIES

    The Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the two highest ratings categories assigned by an NRSRO (e.g., at least "AA" or "Aa" by S&P or Moody's, respectively). Asset-backed securities are generally considered to be illiquid.

    BANK OBLIGATIONS

    The Fund may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

    Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

    Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Fund may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

    In addition, the Fund may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

    Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

    CALLS

    The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of the Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

    A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.

    Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its net assets.

    The premium received is the fair market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

    Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

    Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

    The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

    FUTURES CONTRACTS

    The Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

    When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

    The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

    Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund's or an Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds' or Equity Funds' qualification as a regulated investment company ("RIC").

    INVESTMENT COMPANY SECURITIES

    The Fund may invest in shares of other investment companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees.

    LOAN PARTICIPATION

    The Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Fund intends to limit investments in loan participation interests to 5% of its total assets.

    MORTGAGE-RELATED SECURITIES

    The Fund may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    Mortgage-related securities, for purposes of the Fund's Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

    There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    The Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the two highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality.

    MUNICIPAL SECURITIES

    As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Fund will be invested in Short-Term Municipal Securities. Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Such securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Fund may purchase short-term tax-exempt general obligations notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The two principal classifications of Short-Term Municipal Securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

    The Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

    There are, of course, variations in the quality of Short-Term Municipal Securities, both within a particular classification and between classifications, and the yields on Short-Term Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Short-Term Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Short-Term Municipal Securities with the same maturity, interest rate and rating may have different yields while Short-Term Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Short-Term Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

    Although the Fund may invest more than 25% of its net assets in (i) Short-Term Municipal Securities whose issuers are in the same state (ii) Short-Term Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Short-Term Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

    An issuer's obligations under its Short-Term Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Short-Term Municipal Securities may be materially adversely affected by litigation or other conditions.

    OPTIONS

    The Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

    The Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

    Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

    PRIVATE PLACEMENT INVESTMENTS

    The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approve by the Board of Trustees, that any Section 4(2) paper held by the Fund in excess of this level is at all times liquid.

    Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

    PUTS

    The Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

    The amount payable to the Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

    Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

    Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

    REPURCHASE AGREEMENTS

    Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

    REVERSE REPURCHASE AGREEMENTS

    The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

    SECURITIES LENDING

    The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees. The Fund will limit securities loans to 331/3% of the value of its total assets.

    U.S. GOVERNMENT OBLIGATIONS

    The Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

    VARIABLE AMOUNT AND FLOATING RATE NOTES

    Commercial paper eligible for investment by the Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser or under guidelines established by the Fund's Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

    Short-Term Municipal Securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value.

    Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Fund's Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

    Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

    WHEN-ISSUED SECURITIES

    The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Adviser to manage it might be severely affected. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

    ZERO COUPON OBLIGATIONS

    The Fund may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

    Even though such bonds do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                          TEMPORARY DEFENSIVE POSITIONS

    During temporary defensive periods as determined by the Adviser, the Fund may invest in short-term Taxable Obligations over 20% of its assets.

                             INVESTMENT RESTRICTIONS

    Unless otherwise specifically noted, the following investment restrictions may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund.

    The Fund may not:

    1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

    2. Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

    3. Purchase or sell commodities or commodity contracts, except that the Fund may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

    4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).

    5. Invest in any issuer for purposes of exercising control or management.

    6. Purchase or retain securities of any issuer if the officers or Trustees of the Fund or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

    7. Invest more than 5% of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

    8. Purchase or sell real estate, including limited partnership interests.

    9. For as long as Shares of the Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of the Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

    10. Buy common stocks or voting securities.

    11. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

    12. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of the Fund.

    13. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

    14. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of the Fund's net assets.

    15. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

    16. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Fund's assets would be subject to puts from such issuer (except that (i) up to 25% of the value of the Fund's assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price.

    17. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Fund's assets.

    18. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) this limitation shall not apply to Short-Term Municipal Securities or governmental guarantees of Short-Term Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Short-Term Municipal Securities.

    If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                               PORTFOLIO TURNOVER

    The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Fund will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to the Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to the Fund's Shareholders.

                 ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUND

    It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject.

    In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its Shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its Shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

    If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to Shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

    The Fund expects to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

DISTRIBUTIONS

    The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to Shareholders as ordinary income. Distributions of the Fund's net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends, will be taxable as long-term capital gains regardless of how long a Shareholder has held Fund shares. Such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets through December 31, 2008, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in additional Fund shares.

    Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

    If the Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of Shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

    For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted. The Fund does not expect to a significant portion of its distributions to be derived from qualified dividend income.

     Certain dividends paid by the Fund, and so-designated by the Fund, may qualify for the 70% dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim the dividends received deduction with respect to a dividend from the Fund if the Shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. The Fund does not expect a significant portion of its distributions to be eligible for the dividends received deduction.

EXEMPT-INTEREST DIVIDENDS

    The policy of the Fund is to pay each year as dividends substantially all the Fund's tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year.

    The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

    Generally, distributions that the Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any Shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partners and partnerships.

    Part or all of the interest on indebtedness, if any, incurred or continued by a Shareholder to purchase or carry Shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

    The Fund may acquire rights regarding specified portfolio securities under puts. The policy of the Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund could acquire under the 1940 Act. Therefore, although the Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

    If a Shareholder receives an exempt-interest dividend with respect to any share and such share is held by the Shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

    Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

    Shareholders who sell Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received, although such a gain or loss is unlikely in a money market fund. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to noncorporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent).

    If a Shareholder sells Fund Shares within 6 months of purchase, any loss (although unlikely) will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss on the sale or exchange of Fund Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

HEDGING TRANSACTIONS

    The Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

    Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If the Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

BACKUP WITHHOLDING

    The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United Sates person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

    The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

RECENT TAX SHELTER REPORTING REGULATIONS

    Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal

Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

    Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

ADDITIONAL INFORMATION

    The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

    No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

                                    VALUATION

    Valuation of the Fund

    The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

    Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

    In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Shares in the Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Fund's Distribution and Shareholder Services Plan. Customers purchasing Shares of the Fund may include officers, directors, or employees of the Adviser and its affiliates.

                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

    TRUSTEES AND OFFICERS

    The Trustees and officers of the Fund, their ages, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES

         (1)             (2)              (3)                        (4)                         (5)                  (6)
                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                     POSITION(S)        TERM OF                                                COMPLEX               OTHER
                        HELD           OFFICE AND                                              OVERSEEN          DIRECTORSHIPS
    NAME, ADDRESS     WITH THE          LENGTH OF            PRINCIPAL OCCUPATION(S)               BY               HELD BY
       AND AGE         FUNDS          TIME SERVED            DURING THE PAST 5 YEARS            TRUSTEE             TRUSTEE*
-------------------  ----------      --------------    -----------------------------------    -----------
Michael J. Hall      Trustee          Indefinite,      From March 2003 to present,                 13       Matrix Service Company;
Age: 59                                  8/90-         Director, Alliance Resources                         Alliance Resources
DOB: 5/24/1944                          Present        Partners L.P. (coal mining);                         Partners L.P.
                                                       from September 1998 to
                                                       present, Vice President
                                                       Finance and Chief
                                                       Financial Officer and
                                                       Director, Matrix Service
                                                       Company (maintenance and
                                                       construction services);
                                                       from December 1995 to
                                                       November 1997, Vice
                                                       President and Chief
                                                       Financial Officer,
                                                       Worldwide Sports &
                                                       Recreation, Inc.; from
                                                       January 1994 to November
                                                       1997, Vice President and
                                                       Chief Financial Officer,
                                                       Pexco Holdings, Inc.

I. Edgar Hendrix     Trustee          Indefinite,      From November 2002 to present, Vice         13       Matrix Service Company
Age: 59                                  7/90-         President and Chief Financial
DOB: 7/24/1944                         Officer,        Loudfire, Inc. (Software technology),
                                        Present        from November 2000 to present,
                                                       Director,
                                                       Matrix Service Company; from July
                                                       2000
                                                       to October 2002, Executive V.P. and
                                                       Chief Financial Officer, Spectrum
                                                       Field
                                                       Services (natural gas services),
                                                       Inc.;
                                                       from July 1976 to 1999,
                                                       Vice-President
                                                       and Treasurer, Parker Drilling
                                                       Company.

Perry A Wimpey       Trustee          Indefinite,      From January 1992 to present,               13       N/A
Age: 71                                  7/90-         Local Financial and Regulatory
DOB: 11/28/1931                         Present        Consultant.

                                                         INTERESTED TRUSTEE

Walter B. Grimm**    Trustee,         Indefinite,      From June 1992 to present,                  13       Coventry Group (27
Age:  58             Chairman,           7/93 -        employee of BISYS Fund Services, Inc.                portfolios) Legacy Funds
DOB:  6/30/1945      President          Present                                                             (6 portfolios)
                                       (Trustee)                                                            Performance Funds Trust
                                        10/93 -                                                             (3 portfolios) Variable
                                        Present                                                             Insurance Funds
                                       (Chairman                                                            (16 portfolios)
                                          and
                                      President)

* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

** Mr. Grimm is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Grimm is an "interested person" because of his employment with BISYS Fund Services, Inc., the Funds' Administrator and Underwriter.

                                    OFFICERS

      (1)                (2)           (3)                  (4)                   (5)                (6)
                                                                                NUMBER OF
                                     TERM OF                                   PORTFOLIOS
                     POSITION(S)   OFFICE AND                                    IN FUND
                        HELD        LENGTH OF                                    COMPLEX            OTHER
 NAME, ADDRESS        WITH THE        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY       DIRECTORSHIPS
    AND AGE            FUNDS         SERVED       DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
Alaina V. Metz       Assistant     Indefinite,  From June 1995 to                   N/A               N/A
Age: 36              Secretary       7/95 -     present, employee of BISYS
DOB: 4/7/1967                        Present    Fund Services, Inc.

Trent Statczar       Treasurer     Indefinite,  From June 1993 to present,          N/A               N/A
Age: 32                              4/02 -     employee of BISYS Fund
DOB: 8/31/1971                       Present    Services, Inc.

Karen L. Blair       Assistant     Indefinite,  From June 1997 to present,          N/A               N/A
Age: 37              Secretary       4/01 -     employee of BISYS Fund
DOB: 2/26/1966                       Present    Services, Inc.

Martin R. Dean          Vice       Indefinite,  From May 1994 to present,           N/A               N/A
Age: 40              President,      1/04 -     employee of BISYS Fund
DOB: 11/27/1963      Anti-Money      Present    Services, Inc.
                     Laundering
                     Compliance
                    Officer and
                      Disaster
                   Recovery Plan
                      Business
                     Operations
                      Manager

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                        POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
      NAME                          UNDERWRITERS OF THE FUNDS
---------------       --------------------------------------------------------
Walter B. Grimm       BISYS Fund Services, Senior Vice President
Alaina V. Metz        BISYS Fund Services, Vice President, Blue Sky Services
Trent Statczar        BISYS Fund Services, Vice President, Financial Services
Karen L. Blair        BISYS Fund Services, Director, Client Services
Martin R. Dean        BISYS Fund Services, Vice President, Regulatory Services

COMMITTEES OF THE BOARD OF TRUSTEES

    Audit Committee

    The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hendrix, Hall and Wimpey serve on this Committee. For the year ended December 31, 2002, there was one meeting of the Audit Committee.

    Nominating Committee

    The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix, Hall and Wimpey serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the year ended December 31, 2002, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                           SECURITIES IN ALL REGISTERED
                          DOLLAR RANGE OF EQUITY         INVESTMENT COMPANIES OVERSEEN BY
                                SECURITIES                TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                IN THE FUND                          COMPANIES
----------------          ----------------------         --------------------------------
Michael J. Hall                    N/A                            $1 - $10,000

I. Edgar Hendrix                   N/A                          $10,001 - $50,000

Perry A. Wimpey                    N/A                       greater than $100,000*

Walter B. Grimm                    N/A                         $50,001 - $100,000

* denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2002:

                      NAME OF OWNERS
                            AND
                       RELATIONSHIPS                TITLE OF    VALUE OF
NAME OF TRUSTEE         TO TRUSTEE       COMPANY     CLASS     SECURITIES     PERCENT OF CLASS
----------------      --------------     -------    --------   ----------     ----------------
Michael J. Hall            N/A             N/A        N/A          N/A              N/A
I. Edgar Hendrix           N/A             N/A        N/A          N/A              N/A
Perry A. Wimpey            N/A             N/A        N/A          N/A              N/A

    As of December 1, 2003, the Officers and Trustees owned less than 1% of any class of any Fund.

    The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

TRUSTEES COMPENSATION

                                   AGGREGATE COMPENSATION FROM THE            TOTAL COMPENSATION FROM FUNDS
                                  FUNDS FOR THE FISCAL YEAR ENDING           PAID TO TRUSTEES FOR THE FISCAL
NAME OF PERSON, POSITION                   AUGUST 31, 2003                     YEAR ENDING AUGUST 31, 2003
-------------------------         ---------------------------------          -------------------------------
Michael J. Hall, Trustee                     $   10,250                                $   10,250
I. Edgar Hendrix, Trustee                    $   10,250                                $   10,250
Perry A. Wimpey, Trustee                     $   10,250                                $   10,250
Walter B. Grimm, Trustee                     $        0                                $        0

CODE OF ETHICS

    The Fund, BOk Investment Advisers, Inc., and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

PROXY VOTING POLICIES AND PROCEDURES

                           AMERICAN PERFORMANCE FUNDS

                               Proxy Voting Policy

    It is the policy of the Board of Trustees (the "Board") of American Performance Funds (the "Funds") to delegate the responsibility for voting proxies relating to portfolio securities to The Funds' adviser (the "Adviser") as a part of the Adviser's general management of the portfolio, subject to the Board's continuing oversight. As the Adviser and BISYS Fund Services Limited Partnership ("BISYS"), the Funds' principal underwriter, are not affiliates, the delegation of authority to vote proxies relating to portfolio securities to the Adviser eliminates the potential for conflicts of interest between BISYS and the Funds' shareholders from the proxy voting process. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

    The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

    The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

    The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

    The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

BOk Investment Advisers
Policy and Procedures Manual

Section: General                   Policy No.1. 7

Effective Date: April 2003

PROXY VOTING POLICY

General Provisions

    It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

    Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

    Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

    If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.

Conflicts of Interest

    Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

    The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

    The Firm will retain records relating to the voting of proxies, including:

    - A copy of policies, procedures or guidelines relating to the voting of proxies.

    - A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

    - A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

    - A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

    - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

    These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING PROCEDURES

    The Firm's Policy & Procedures Manual regarding proxy voting provides:

    Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

    These procedures are adopted by the Investment Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

    The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

    If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

    -   the issue presented;

    - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

    -   the interest of the client accounts in the issue presented and

    -   a recommendation for voting the proxy.

    The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

    -   direct that the proxy be voted as recommended by the memorandum;

    -   return the memorandum for further consideration; or

    - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

    It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

    The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)

    Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

    - vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

    -   employ an outside service provider to direct the voting of the proxy,

    - employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

    - disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

    - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

    In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

----------

(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm's freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

    - Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

    - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is "material" if a reasonable person might believe that the Firm's freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

3. Reporting

    The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING GUIDELINES

    Section 1.7 of the Investment Concepts Policies & Procedures manual provides:

    It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

    The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

    To the extent that management's proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

    I. Standard Proposals

    The Firm will support management's proposals to:

        -  Elect or re-elect members of the board of directors

        -  Select outside auditors

        -  Set the annual meeting date and location

        -  Eliminate preemptive rights or dual classes of stock

        -  Establish dividend reinvestment plans

        -  Provide cumulative voting for directors

        -  Indemnify directors, officers and employees

        -  Change the corporate name

    II. Capitalization Proposals

    The Firm will support proposals to:

        -  Increase the authorized number common shares

        -  Adjust of par value

        -  Establish flexible schedules of preferred dividends

        -  Repurchase shares

        -  Authorize stock splits or stock dividends

        -  Establish anti-greenmail measures

    III. Non-Salary Compensation Programs

    The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

        -  Performance incentives

        -  Stock option plans

        -  Stock purchase or stock ownership plans

        -  Thrift/Profit Sharing plans

    However, the Firm will not support plans that:

        -  Cause excessive dilution

        -  Award options at deep discount to the market

IV. Anti-Takeover Measures

    The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

        -  Fair pricing procedures

        -  Super majority rules

        -  Board classification

        -  Bars to written consent

        -  Incumbent-entrenchment measures

        -  Re-incorporation measures

        -  Control share measures

V: Miscellaneous Corporate Governance Matters

    The Firm will support proposals to:

        -  Limit directors' liability

        -  Authorize indemnification agreements

        -  Meet SEC/NASD quorum requirements

        -  Reorganize as a holding company

Shareholder Proposals

    The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

    The Firm will support management's position on shareholder proposals presented by proxy.

Record Retention

    The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

                        Current Proxy Voting Arrangements
                          BOk Investment Advisers, Inc.

    The BOk Investment Advisers, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:

    - The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund's proxy voting guidelines. Where the employee determines that it is not appropriate to vote m accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

    - The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.

    After much discussion, BOk Investment Advisers has retained Investor Responsibility Research Center ("IRRC"), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. IRRC is providing three basic services to BOk Investment Advisers:

    - IRRC has received the Firm's proxy voting guidelines (a copy of the current guidelines are attached);

    - IRRC will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and

    - IRRC will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Finn's proxy voting procedures and of the new SEC rules.

    The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER

    Investment advisory services are provided to each of the Funds by BOk Investment Advisers, Inc. ("BOk Investment Advisers"), pursuant to an Investment Advisory Agreement.

    Approval of Investment Advisory Agreement. [To be inserted after next Board meeting.]

DISTRIBUTION

    Shares of the Fund are sold on a continuous basis by the Distributor for the Fund. Under the Fund's Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), the Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund's Shares or to provide Shareholder services to the holders of the Fund's Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers (such payments not to exceed 0.25% of the Shares purchased at net asset value), and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Fund's Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Fund's Shares. Under the Distribution Plan, a Participating Organization may include the Fund's Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

    The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to the Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

    The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of the Fund's shares. These amounts may be in addition to amounts paid by the Fund under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.

GLASS-STEAGALL ACT

    The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

    Should further legislative, judicial or administrative action prohibit or restrict the activities of BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

    Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Fund and in accordance with the Fund's investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Fund it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Fund.

    The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

    Investment decisions for the Fund are made independently from those for the other American Performance Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

    ALLOCATION OF INITIAL PUBLIC OFFERINGS

    Opportunities to invest in initial public offerings ("IPOs") will be allocated to the Fund in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of BOk Investment Advisers will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account the Fund's investment objective, policies and limitations. Also considered will be the Fund's liquidity and present portfolio, including risk/reward characteristics. When BOk Investment Advisers investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of BOk Investment Advisers or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

    BISYS Fund Services Ohio, Inc. ("BISYS") serves as general manager and administrator (the "Administrator") to the Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for the Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

    Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of the Fund and to compute the net asset value and net income of the Fund on a daily basis, to maintain office facilities for the Fund, to maintain the Fund's financial accounts and records, and to furnish the Fund statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Fund with respect to the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and

Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

    The Administrator receives a fee from the Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of the Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

    SUB-ADMINISTRATOR

    Effective May 12, 1995, BOK became the Sub-Administrator to the Fund pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund's average net assets.

DISTRIBUTOR

    BISYS serves as distributor to the Fund pursuant to its Distribution Agreement with the Fund.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

    Cash and securities owned by the Fund are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of the Fund; (iii) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Fund's Board of Trustees concerning the Fund's operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

    Under the Custodian Agreement, the Fund has agreed to pay BOK a custodian fee with respect to the Fund at an annual rate of three one hundredths of one percent (0.03%) of the Fund's average daily net assets. BOK is also entitled to be reimbursed by the Fund for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to the Fund to increase the Fund's net income available for distribution as dividends.

    BISYS Fund Services Ohio, Inc. serves as transfer agent to the Fund pursuant to a Transfer Agency Agreement with the Fund. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (the Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Fund; (ii) to address and mail all communications by the Fund to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Fund's Board of Trustees concerning the Fund's operations.

    Under the Transfer Agency Agreement, the Fund has agreed to pay BISYS Fund Services Ohio, Inc. an annual fee of two one- hundredths of one percent (0.02%) of the Fund's average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

                          RETAIL-LOAD        RETAIL-NO-LOAD        INSTITUTIONAL
                      ------------------   ------------------   ------------------
Daily Dividend:       $25.00 per account   $21.00 per account   $17.00 per account
Annual Dividend:      $23.00 per account   $19.00 per account   $15.00 per account

    BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

    BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a Fund Accounting Agreement with the Fund. As fund accountant for the Fund, BISYS Fund Services Ohio, Inc. prices the Fund's Shares, calculates the Fund's net asset value, and maintains the general ledger accounting records for the Fund. Under its Fund Accounting Agreement with the Fund, BISYS Fund Services Ohio, Inc. is entitled to receive a fee from the Fund as follows: three one- hundredths of one percent (0.03%) of average net assets up to $150 million; two one- hundredths of one percent (0.02%) of average net assets in excess of $150 million up to $250 million; one and one- half one- hundredths of one percent (0.015%) of average net assets in excess of $250 million. BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out- of- pocket expenses in providing services under the Fund Accounting Agreement. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to the Fund in order to increase the Fund's net income available for distribution as dividends.

AUDITORS

    KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent certified public accountants for the Funds.

LEGAL COUNSEL

    Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

    Each American Performance Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise thirteen series of Shares which represent interests in the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, the Institutional Tax-Free Money Market Fund, the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Equity Fund, the Balanced Fund, the Growth Equity Fund and the Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

    Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

    Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

    Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

    The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

    The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

    The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

    The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.

    The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

                                    APPENDIX

    The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

    Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

    Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

               Aaa   Bonds which are rated Aaa are judged to be of the best
         quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    SHORT -TERM DEBT RATINGS (MAY BE ASSIGNED, FOR EXAMPLE, TO COMMERCIAL PAPER, MASTER DEMAND NOTES, BANK INSTRUMENTS, AND LETTERS OF CREDIT)

    Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.

         - High rates of return on funds employed.

           - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

    SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

    Moody's description of its two highest short-term loan/municipal note ratings:

IG1/VMIG 1        This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes strong credit quality.
                  Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

    Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

    BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

    The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

    The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

    The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 THE HIGHEST CATEGORY; INDICATES A VERY HIGH LIKELIHOOD THAT PRINCIPAL AND INTEREST WILL BE PAID ON A TIMELY BASIS.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

PART C. OTHER INFORMATION

Item 23.              Exhibits

         (a) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (b)(1) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (b)(2) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (b)(3) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (c)          Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

                      Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (d) Investment Advisory Agreement between Registrant and BOk Investment Advisers, Inc. dated May 12, 2001 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 27 to the Funds' Registration Statement (filed December 28, 2001).

         (e)(1) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (e)(1)(i) Amendment dated July 19, 2001 to the Distribution Agreement between Registrant and BISYS Fund Services, LP is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 27 to the Funds' Registration Statement (filed December 28, 2001).

         (e)(2) Amended Schedules A and B dated December 1, 2000 to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 28 to the Funds' Registration Statement (filed October 28, 2002).

         (f)          None.

         (g)(1) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (g)(2) Amended Schedule A dated January 21, 1999 to Custodian Agreement dated September 5, 1990 between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(1) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated January 1, 2002, including Schedule A, is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 28 to the Funds' Registration Statement (filed October 28, 2002).

         (h)(1)(i) Amendment dated January 1, 2003 to the Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc., including Schedules A and B, is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

         (h)(2) Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated January 1, 2002 as amended July 25, 2002, including Schedules B and C, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Funds' Registration Statement (filed December 19, 2003).

         (h)(2)(i) Form of Amended Schedule A dated October 17, 2003 to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2)(i) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27,
                      2003).

         (h)(3) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated January 1, 2002, including Schedule A, is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 28 to the Funds' Registration Statement (filed October 28, 2002).

         (h)(4) Sub-Administration Agreement between BISYS Fund Services, Limited Partnership and Bank of Oklahoma, N.A. dated January 1, 2002, including Schedule A, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 28 to the Funds' Registration Statement (filed October 28, 2002).

         (h)(5) Form of Trade Processing Agreement between Registrant and BISYS Retirement Services, Inc. dated October 17, 2003 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

         (h)(6) Form of Trade Processing Agreement between Registrant and Bank of Oklahoma, N.A. dated October 17, 2003 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

         (i)          Opinion of Ropes & Gray LLP is filed herewith.

         (j)          Consent of Ropes & Gray LLP is filed herewith.

         (k)          Omitted Financial Statements: None.

         (l) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (m)(1) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).

         (m)(2) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
                      Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(3) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(4) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993, is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (o)          None.

         (p)(1) Code of Ethics for the American Performance Funds is filed herewith.

         (p)(2) Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).

         (p)(3)       Code of Ethics for BISYS Fund Services is filed herewith.

         (p)(4) Code of Ethics for BOk Investment Advisers, Inc. is filed herewith.

Item 24.              Persons Controlled by or under Common Control with
                      Registrant

         There are no persons controlled or under common control with the Registrant.

Item 25.              Indemnification

         Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.              Business and Other Connections of Investment Adviser

         BOk Investment Advisers, Inc. ("BOk Investment Advisers") serves as Registrant's investment adviser.

         To the knowledge of Registrant, none of the directors or officers of BOk Investment Advisers is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature.

         The address of BOk Investment Advisers is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

         The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74192. The address of BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

Item 27.          Principal Underwriters.

         (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
First Focus Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
Kensington Funds
LEADER Mutual Funds
Legacy Funds Group
MMA Praxis Mutual Funds
Mercantile Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, Suite 1500, Boston, MA 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

         (b) Information about Directors and Officers of BISYS is as follows:

      Name and Address              Position with Underwriter                     Position with Fund
      ----------------              -------------------------                     ------------------
BISYS Fund Services Ohio, Inc.        Sole Limited Partner                              None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.*            Sole General Partner                              None
3435 Stelzer Road
Columbus, OH 43219

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ

         (c)      Not applicable.

Item 28.          Location of Accounts and Records

         (1) BOk Investment Advisers, Inc., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).

         (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261-9003 (records relating to its function as former Sub-Investment Adviser).

         (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Distributor).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator, Transfer Agent, and Fund Accountant).

         (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

         (6) Ropes & Gray LLP, One Metro Center, 700 12th Street, Suite 900, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

Item 29.          Management Services

         N/A.

Item 30.          Undertakings

         (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 32 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 17th day of May, 2004.

                                                  American Performance Funds

                                                     By: */s/Walter B. Grimm
                                                         -----------------------
                                                         Walter B. Grimm
                                                         President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     Signature                                                  Title                             Date
     ---------                                                  -----                             ----
                                                         Chairman, President
*/s/ Walter B. Grimm                                     and Trustee                          May 17, 2004
-------------------
    Walter B. Grimm

*/s/ Trent Statczar                                      Treasurer                            May 17, 2004
-----------------------
     Trent Statczar

*/s/ Michael J. Hall                                     Trustee                              May 17, 2004
--------------------
     Michael J. Hall

*/s/ Perry A. Wimpey                                     Trustee                              May 17, 2004
--------------------
     Perry A. Wimpey

*/s/I. Edgar Hendrix                                     Trustee                              May 17, 2004
--------------------
 I. Edgar Hendrix

* By: /s/Alan G. Priest
      -----------------
     Alan G. Priest, As
     Attorney-in-Fact Pursuant
     to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY

         Trent Statczar, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 8, 2002                                /s/ Trent Statczar
                                                     -------------------
                                                     Trent Statczar

                                POWER OF ATTORNEY

         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 25, 2002                              /s/ Michael J. Hall
                                                  -------------------
                                                  Michael J. Hall

                                POWER OF ATTORNEY

         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 25, 2002                               /s/ Perry A. Wimpey
                                                   -------------------
                                                   Perry A. Wimpey

                                POWER OF ATTORNEY

         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 25, 2002                               /s/ I. Edgar Hendrix
                                                   --------------------
                                                   I. Edgar Hendrix

                                POWER OF ATTORNEY

         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 25, 2002                               /s/ Walter B. Grimm
                                                   -------------------
                                                   Walter B. Grimm

                                  EXHIBIT INDEX

EXHIBIT
   NO.                                DESCRIPTION
   ---                                -----------
  (i)             Opinion of Ropes & Gray LLP.

  (j)             Consent of Ropes & Gray LLP.

(p)(1)            Code of Ethics for the American Performance Funds.

(p)(3)            Code of Ethics for BISYS Fund Services.

(p)(4)            Code of Ethics for BOk Investment Advisers, Inc.